Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000019023_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000019023_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000019023_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000064237_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000064237_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000064237_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000019022_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000019022_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.14%
C000019022_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.39%
C000205024_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000205024_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.14%
C000205024_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%
C000074870_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000074870_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.14%
C000074870_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.39%
C000074871_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000074871_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.14%
C000074871_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.39%
C000074869_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000074869_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.14%
C000074869_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.39%
C000074867_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000074867_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.14%
C000074867_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.39%
C000019023_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.04%
C000019023_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.10%
C000019023_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.98%
C000019023_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%
C000019023_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.75%
C000019023_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.47%
C000019023_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%
C000019023_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.93%
C000019023_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.12%
C000064237_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%
C000064237_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.19%
C000064237_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.08%
C000064237_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%
C000064237_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.75%
C000064237_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.47%
C000064237_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%
C000064237_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.93%
C000064237_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.12%
C000019022_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%
C000019022_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.55%
C000019022_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.09%
C000019022_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%
C000019022_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%
C000019022_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.04%
C000205024_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.38%
C000205024_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.65%
C000205024_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%
C000205024_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%
C000205024_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%
C000205024_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%
C000074870_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.74%
C000074870_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.19%
C000074870_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.07%
C000074870_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%
C000074870_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.96%
C000074870_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.46%
C000074870_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%
C000074870_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%
C000074870_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.04%
C000074871_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.26%
C000074871_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.52%
C000074871_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.06%
C000074871_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%
C000074871_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%
C000074871_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.04%
C000074869_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000074869_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.41%
C000074869_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.09%
C000074869_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%
C000074869_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.41%
C000074869_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.09%
C000074869_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%
C000074869_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%
C000074869_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.04%
C000074867_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.45%
C000074867_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.96%
C000074867_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.11%
C000074867_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.95%
C000074867_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.23%
C000074867_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.76%
C000074867_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%
C000074867_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%
C000074867_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.04%